------------------------------------------------------------------------------
PROSPECTUS                                                    OCTOBER 31, 1996
                                               AS SUPPLEMENTED JANUARY 1, 1997
------------------------------------------------------------------------------
                            KEYSTONE LIQUID TRUST

            200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116-5034
                        CALL TOLL FREE 1-800-343-2898
------------------------------------------------------------------------------

    Keystone Liquid Trust (the "Fund") is a money market mutual fund that seeks high current income from short-term securities while preserving capital and maintaining liquidity.

    The Fund currently offers Class A, B, and C shares. Information on share classes and their fee and sales charge structures may be found in the "Expense Information," "How to Buy Shares," "Alternative Sales Options," "Contingent Deferred Sales Charge and Waiver of Sales Charges," "Distribution Plans and Agreements" and "Fund Shares" sections of this prospectus.

    This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.

    Additional information about the Fund is contained in a statement of additional information dated October 31, 1996, as supplemented, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number provided on this page.

    WHILE THE FUND INTENDS TO MAINTAIN A NET ASSET VALUE PER SHARE OF $1.00, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------------------------------------
                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------------------------------------
                                                    Page                                                  Page
Expense Information ...............................    2  Alternative Sales Options .....................   14
Financial Highlights ..............................    3  Contingent Deferred Sales Charge and
Fund Description ..................................    6    Waiver of Sales Charges .....................   16
Investment Objective and Policies .................    6  How to Redeem Shares ..........................   17
Investment Restrictions ...........................    7  Shareholder Services ..........................   18
Pricing Shares ....................................    7  Performance Data ..............................   20
Dividends and Taxes ...............................    8  Fund Shares ...................................   21
Fund Management and Expenses ......................    9  Additional Information ........................   21
Distribution Plans and Agreements .................   11  Additional Investment Information............... (i)
How to Buy Shares .................................   14
--------------------------------------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                             EXPENSE INFORMATION
                            KEYSTONE LIQUID TRUST

    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class of shares of the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Alternative Sales Options"; "Contingent Deferred Sale Charge and Waiver of Sales Charges"; "Distribution Plans and Agreements"; and "Shareholder Services."

                                                       CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
                                                           NO LOAD                BACK-END               LEVEL LOAD
                                                           OPTION              LOAD OPTION (1)            OPTION(2)
                                                          ---------              ---------               ---------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases ...........      None             None                      None
  (as a percentage of offering price)
Deferred Sales Load ...............................      0.00%            5.00% in the first year   1.00% in the first
  (as a percentage of the lesser of original                              declining to 1.00% in     year and 0.00%
  purchase price or redemption proceeds,                                  the sixth year and 0.00%  thereafter
  as applicable)                                                          thereafter
Exchange Fee ......................................      None             None                      None
ANNUAL FUND OPERATING EXPENSES(3)
  (as a percentage of average net assets)
Management Fees ...................................      0.50%            0.50%                     0.50%
12b-1 Fees ........................................      0.06%            1.00%(4)                  1.00%(4)

Other Expenses ....................................      0.42%            0.41%                     0.44%
                                                         ----             ----                      ----
Total Fund Operating Expenses .....................      0.98%            1.91%                     1.94%
                                                         ====             ====                      ====

EXAMPLES(5)                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                  ------       -------      -------     --------
You would pay the following expenses on the same investment, assuming (1) 5%
annual return and (2) redemption at the end of each period:
    Class A ...................................................................     $10          $31         $ 54         $120
    Class B ...................................................................     $69          $90         $123         $188
    Class C ...................................................................     $30          $61         $105         $226
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class A ...................................................................     $10          $31         $ 54         $120
    Class B ...................................................................     $19          $60         $103         $188
    Class C ...................................................................     $20          $61         $105         $226

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
----------
(1) Class B shares purchased after January 1, 1997, convert tax free to Class A shares after seven years. See "Class B Shares" for more information.

(2) Class C shares are available only through broker-dealers who have entered into special distribution agreements with Evergreen Keystone Distributor, Inc., the Fund's principal underwriter.

(3) Expense ratios shown above are for the Fund's fiscal year ended June 30, 1996. Total Fund Operating Expenses for the fiscal year ended June 30, 1996 include indirectly paid expenses.

(4) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD").

(5) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS
                            KEYSTONE LIQUID TRUST

                                CLASS A SHARES
                (For a share outstanding throughout each year)

    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information.

                                                                   YEAR ENDED JUNE 30,
                         ---------------------------------------------------------------------------------------------------------
                          1996       1995       1994       1993       1992       1991       1990       1989       1988       1987
                         ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE
  BEGINNING OF YEAR .   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment
 income..............     .0464      .0454      .0235      .0230      .0386      .0634      .0760      .0786      .0597      .0524
Net realized and
  unrealized gain
  (loss) on
  investments .......    (.0001)         0          0     (.0001)     .0003          0          0      .0001     (.0001)         0
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Total from investment
  operations ........     .0463      .0454      .0235      .0229      .0389      .0634      .0760      .0787      .0596      .0524
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS ......    (.0463)    (.0454)    (.0235)    (.0229)    (.0389)    (.0634)    (.0760)    (.0787)    (.0596)    (.0524)
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
NET ASSET VALUE END
  OF YEAR ...........   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                        =======    =======    =======    =======    =======    =======    =======    =======    =======    =======
TOTAL RETURN ........     4.73%      4.63%      2.37%      2.31%      3.96%      6.47%      7.81%      8.18%      6.31%      5.35%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Net investment
    income ..........     4.66%      4.42%      2.50%      2.29%      3.99%      6.51%      7.53%      7.88%      5.99%      5.30%
  Total expenses .... (a) 0.98%      0.92%      1.02%      1.11%      1.10%      0.92%      1.00%      1.00%      1.00%      1.00%

NET ASSETS END OF
  YEAR (THOUSANDS) ..  $332,796   $245,308   $398,617   $189,167   $227,115   $400,597   $406,306   $475,640   $461,032   $375,542

(a) "Ratio of total expenses to average net assets" for the year ended June 30, 1996 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended June 30, 1996, the expense ratio would have been 0.95%.

                             FINANCIAL HIGHLIGHTS
                            KEYSTONE LIQUID TRUST

                                CLASS B SHARES
                (For a share outstanding throughout each year)

    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information.

                                                             FEBRUARY 1, 1993
                                  YEAR ENDED JUNE 30,        (DATE OF INITIAL
                             ----------------------------   PUBLIC OFFERING) TO
                              1996        1995       1994      JUNE 30, 1993
                              ----        ----       ----      -------------

NET ASSET VALUE BEGINNING
 OF YEAR .................   $  1.00      $  1.00    $  1.00      $  1.00
                             -------      -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...      .0369        .0362      .0142        .0047
Net realized and
  unrealized loss on
  investments ...........          0            0          0       (.0001)
                             -------       ------     ------       ------
Total from investment
  operations ............     .0369        .0362      .0142        .0046
                             ------       ------     ------       ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS ..........    (.0369)      (.0362)    (.0142)      (.0046)
                             ------       ------     ------       ------
NET ASSET VALUE END OF
  YEAR ..................   $  1.00      $  1.00    $  1.00      $  1.00
                            =======      =======    =======      =======
TOTAL RETURN(c) .........     3.76%        3.68%      1.43%        0.46%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Net investment income .     3.73%        3.66%      1.84%        1.08%(b)
  Total expenses ........     1.91%(a)     1.84%      1.85%        2.15%(b)
NET ASSETS END OF YEAR
(THOUSANDS) .............   $10,042      $ 7,281    $11,198      $   241

(a) "Ratio of total expenses to average net assets" for the year ended June 30, 1996 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended June 30, 1996, the expense ratio would have been 1.88%.
(b) Annualized.
(c) Excluding applicable sales charges.

                             FINANCIAL HIGHLIGHTS
                            KEYSTONE LIQUID TRUST

                                CLASS C SHARES
                (For a share outstanding throughout each year)

    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information.

                                                             FEBRUARY 1, 1993
                                  YEAR ENDED JUNE 30,        (DATE OF INITIAL
                             ----------------------------   PUBLIC OFFERING) TO
                              1996        1995       1994      JUNE 30, 1993
                              ----        ----       ----      -------------
NET ASSET VALUE BEGINNING
  OF YEAR ...............   $  1.00      $  1.00    $  1.00      $  1.00
                            -------      -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...     .0370        .0362      .0142        .0045
Net realized loss on
   investments ..........    (.0001)           0          0       (.0002)
                             ------       ------     ------       ------
Total from investment
  operations ............     .0369        .0362      .0142        .0043
                             ------       ------     ------       ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS ..........    (.0369)      (.0362)    (.0142)      (.0043)
                             ------       ------     ------       ------
NET ASSET VALUE END OF
  YEAR ..................   $  1.00      $  1.00    $  1.00      $  1.00
                            =======      =======    =======      =======
TOTAL RETURN(c) .........     3.75%        3.68%      1.43%        0.43%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Net investment income .     3.72%        3.52%      1.97%        1.01%(b)
  Total expenses ........     1.94%(a)     1.82%      1.86%        2.09%(b)
NET ASSETS END OF YEAR
(THOUSANDS) .............   $ 3,285      $ 4,112    $ 6,599      $    34

(a) "Ratio of total expenses to average net assets" for the year ended June 30, 1996 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended June 30, 1996, the expense ratio would have been 1.91%.
(b) Annualized.
(c) Excluding applicable sales charges.

------------------------------------------------------------------------------
FUND DESCRIPTION
------------------------------------------------------------------------------

The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on May 22, 1975. The Fund is one of more than thirty funds advised and managed by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.

------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
  The Fund's investment objective is to provide shareholders with high current income from short-term money market instruments while emphasizing preservation of capital and maintaining liquidity.

  The investment objective of the Fund is fundamental and may not be changed without the approval of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 (the "1940 Act")), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").

  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENTS AND INVESTMENT POLICIES
  To achieve its objective, the Fund invests in money market instruments maturing in 397 days or less. Such instruments include (1) commercial paper, including master demand notes; (2) obligations issued or guaranteed by the United States ("U.S.") government, its agencies or instrumentalities; (3) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; and (4) corporate obligations that, at the date of investment, are rated AA or better by Standard & Poor's Corporation ("S&P") or AA or better by Moody's Investor's Service ("Moody's"). The Fund may invest up to 100% of its assets in U.S. government securities, obligations of domestic branches of U.S. banks and repurchase agreements of such banks.

  The Fund will limit its investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Keystone determines present minimal credit risk and are, at the time of acquisition, eligible securities, as defined under Rule 2a-7 of the 1940 Act ("Eligible Securities"). Generally, Eligible Securities include (1) securities rated by the requisite rating agencies, at the date of investment, in one of the two highest short-term rating categories; (2) securities of issuers receiving such rating with respect to other short-term debt securities; and (3) comparable unrated securities. Requisite rating agencies means any two agencies that have issued a rating with respect to a security or class of debt obligations of an issuer or one rating agency, if only one agency has issued a rating with respect to such security or issuer. If the Fund purchases securities that are unrated or that have been rated by a single rating agency, the purchase must be approved or ratified by the Fund's Board of Trustees.

  The short-term ratings are as follows: A-1 and A-2, the two highest ratings given by S&P; PRIME-1 and PRIME-2, the two highest ratings given by Moody's; and F-1 and F-2, the two highest ratings given by Fitch Investors Service, Inc. ("Fitch").

  While the Fund may purchase single rated or unrated securities, the Fund anticipates that at least 95% of its assets will be invested in instruments that, at the date of investment, are rated or deemed to be of comparable quality to securities rated in the highest short-term rating categories by any two rating agencies. The Fund will not invest more than 5% of its assets in securities rated in the second highest short-term rating category.

  The Fund is designed for individuals and institutions, including counselors, brokers, lawyers, accountants, charitable and religious organizations and others acting in a fiduciary, advisory, agency, custodial or similar capacity. The Fund offers a convenient alternative to investing directly in money market instruments by eliminating the mechanical problems normally associated with direct investments while, most importantly, providing the opportunity to obtain the higher yields often available from money market investments made in large denominations.

  Because interest rates on money market instruments fluctuate in response to economic factors, the rates on short-term investments made by the Fund and the daily dividend paid to shareholders will vary, rising or falling with short-term rates generally. Additionally, yields from short-term securities may be lower than yields from longer term securities. Also, the value of the Fund's securities will fluctuate inversely with interest rates. In addition, the Fund's investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward (higher interest rates), than investments in comparable domestic obligations.

  The securities in which the Fund may invest may not earn as high a level of current income as longer term or lower quality securities, which generally have less liquidity, greater market risk and more price fluctuation.

  The Fund may enter into reverse repurchase agreements and purchase and sell securities on a when-issued or delayed delivery basis.

  The average weighted maturity of the Fund's investments will not exceed 90 days.

  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see the "Additional Investment Information" section of this prospectus and the statement of additional information.

------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
------------------------------------------------------------------------------

The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the approval of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in detail in the statement of additional information. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

  The Fund may not do the following: (1) invest more than 5% of its assets in the securities of any one issuer other than the U.S. government; (2) borrow money, except that, in an aggregate amount not to exceed one-third of the Fund's assets, including the amount borrowed, the Fund may borrow money from banks on a temporary basis or enter into reverse repurchase agreements; (3) pledge more than 15% of its assets to secure borrowings; and (4) invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to less than 10% of net assets.

  In addition, the Fund may, notwithstanding any other investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. The Fund does not currently intend to implement this policy and would do so only if the Trustees were to determine such action to be in the best interest of the Fund and its shareholders. In the event of such implementation, the Fund will comply with such requirements as to written notice to shareholders as are then in effect.

-----------------------------------------------------------------------------
PRICING SHARES
------------------------------------------------------------------------------

The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of all of the Fund's assets, subtracting its liabilities and dividing the result by the number of its outstanding shares.


  Since the net income of the Fund is declared as a dividend each time net income is determined, the net asset value per share is expected to remain at $1.00 immediately after each dividend declaration.


  The Fund expects to have net income at the time of each dividend determination. If for any reason there is a net loss, the Fund will first offset such amount pro rata against dividends accrued during the month in each shareholder account. To the extent that such a net loss would exceed such accrued dividends, the Fund will reduce the number of its outstanding shares by having each shareholder contribute to the Fund's capital his pro rata portion of the total number of shares required to be cancelled in order to maintain a net asset value of $1.00 per share of the Fund. EACH SHAREHOLDER WILL BE DEEMED TO HAVE AGREED TO SUCH A CONTRIBUTION IN THESE CIRCUMSTANCES BY HIS OR HER INVESTMENT IN THE FUND.


  The Fund values its money market investments as follows: (1) money market investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest approximates market; and (2) money market investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Fund's Board of Trustees.

------------------------------------------------------------------------------
DIVIDENDS AND TAXES
------------------------------------------------------------------------------

The Fund has qualified and intends to continue to qualify in the future as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  If the Fund qualifies as a RIC and if it distributes substantially all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund declares dividends daily from its net investment income and net capital gains, if any, and makes distributions to its shareholders monthly. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge. Because Class B and Class C shares bear the costs of distribution of their shares through a higher annual distribution fee than Class A shares, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains distributions are taxable as ordinary income. Dividends and distributions may also be subject to state and local taxes. Any taxable distribution declared in October, November or December to shareholders of record in such a month, and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which declared. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

------------------------------------------------------------------------------
FUND MANAGEMENT AND EXPENSES
------------------------------------------------------------------------------

FUND MANAGEMENT
  Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates, and the Keystone Investments Families of Funds. Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  On December 11, 1996, Keystone Investments succeeded to the business of a corporation with the same name, but under different ownership. Keystone Investments is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the U.S. based on total assets as of September 30, 1996.

  First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB ("CMG"), together with Lieber & Company and Evergreen Asset Management Corp. ("Evergreen Asset"), wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund and provides all necessary office space, facilities and equipment.

  The Fund pays Keystone a fee for its services at the annual rate of:

    (1) .50 of 1% of the average daily value of the net assets of the Fund on the first $500,000,000 of such assets; plus

    (2) .45 of 1% of the average daily value of the net assets of the Fund that exceed $500,000,000 and are less than $1,000,000,000; plus

    (3) .40 of 1% of the average daily value of the net assets of the Fund that are $1,000,000,000 or more

Keystone's fee is computed as of the close of business each business day and payable daily.

  The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees or by vote of shareholders of the Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Fund's Independent Trustees (Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plans or any agreement related thereto), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or may be terminated by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its assignment.

PRINCIPAL UNDERWRITER
  Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of Furman Selz LLC ("Furman Selz"), which is not affiliated with First Union, is now the Fund's principal underwriter (the "Principal Underwriter"). EKD replaces Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or the Principal Underwriter in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by the Principal Underwriter for the provision of certain marketing support services to the Principal Underwriter at an annual rate of up to .75% of the average daily net assets of the Fund, subject to certain restrictions. Both EKD and Furman Selz are located at 230 Park Avenue, New York, New York 10169.

SUB-ADMINISTRATOR
  Furman Selz provides officers and certain administrative services to the Fund pursuant to a sub-administration agreement. For its services under that agreement, Furman Selz receives a fee from Keystone at the maximum annual rate of .01% of the average daily net assets of the Fund.

  It is expected that on or about January 2, 1997, Furman Selz will transfer EKD, and its related mutual fund distribution and administration business, to BISYS Group, Inc. ("BISYS"). At that time, BISYS will succeed as sub-administrator for the Fund. It is not expected that the acquisition of the mutual fund distribution and administration business by BISYS will affect the services currently provided by EKD or Furman Selz.

FUND EXPENSES
  The Fund will pay all of its expenses. In addition to the investment advisory and distribution plan fees discussed in this prospectus, the principal expenses that the Fund is expected to pay include, but are not limited to, expenses of its Independent Trustees; transfer, dividend disbursing, and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors; fees of legal counsel to the Fund and its Independent Trustees; fees payable to government agencies, including registration and qualification fees attributable to the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses. The Fund also pays its brokerage commissions, interest charges, and taxes.

  For the fiscal year ended June 30, 1996, the Fund paid or accrued to Keystone Management, Inc., the Fund's prior investment manager, investment management and administrative services fees of $1,359,239 (0.50% of the Fund's average daily net asset value on an annualized basis). Of such amount, $1,155,353 was paid to Keystone for its services to the Fund.

  For the fiscal year ended June 30, 1996, the Fund paid or accrued $759,359 to Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ("EKSC") for services rendered as the Fund's transfer agent and dividend disbursing agent and $17,571 to Keystone Investments for certain accounting services. EKSC, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone.

  For the fiscal year ended June 30, 1996, the Fund's Class A, Class B and Class C shares paid 0.98%, 1.91% and 1.94% of average daily net assets, respectively, in expenses (including indirectly paid expenses).

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Portfolio, Keystone may consider the number of shares of the Portfolio sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, the Principal Underwriter, or their affiliates.

  The Portfolio may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Portfolio as well as in advising its other clients.

CODE OF ETHICS
  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

------------------------------------------------------------------------------
DISTRIBUTION PLANS AND AGREEMENTS
------------------------------------------------------------------------------

CLASS A DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan") that provides for expenditures by the Fund currently limited to 0.25% annually of the average daily net asset value of Class A shares, in connection with the distribution of Class A shares. Payments under the Class A Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers), as service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by the recipient and outstanding on the books of the Fund for specified periods.

CLASS B DISTRIBUTION PLANS
  The Fund has adopted Distribution Plans with respect to its Class B shares (the "Class B Distribution Plans") that provide for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Payments under the Class B Distribution Plans are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) and to EKIS, the predecessor to the Fund's Principal Underwriter, (1) as commissions for Class B shares sold, (2) as shareholder service fees and (3) as interest. Amounts paid or accrued to the Principal Underwriter or EKIS in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold. The broker-dealer or other party will also receive service fees at an annual rate of 0.25% of the value of Class B shares maintained by the recipient and outstanding on the books of the Fund for specified periods. See "Distribution Plans Generally" below.

CLASS C DISTRIBUTION PLAN
  The Fund has adopted Distribution Plan with respect to Class C shares (the "Class C Distribution Plan,") that provide for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses of the Distribution of Class C shares. Payments under the Class C Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) and to EKIS, the predecessor to the Fund's Principal Underwriter, (1) as commissions for Class C shares sold, (2) as shareholder service fees, and (3) as interest. Amounts paid or accrued to the Principal Underwriter or EKIS in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold, and, beginning approximately fifteen months after purchase, a commission at an annual rate of 0.75% (subject to NASD rules -- see "Distribution Plans Generally") plus service fees which are paid at the annual rate of 0.25%, respectively, of the value of Class C shares maintained by the recipient and outstanding on the books of the Fund for specified periods. See "Distribution Plans Generally" below.

DISTRIBUTION PLANS GENERALLY
  As discussed above, the Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

  The NASD limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges ("CDSCs") paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

  In connection with financing its distribution costs, including commission advances to broker-dealers and others, EKIS, the predecessor to the Principal Underwriter, sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the period beginning approximately June 1, 1995 through November 30, 1996. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares, unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to adverse distribution consequences.

  The financing of payments made by the Principal Underwriter to compensate broker-dealers or other persons for distributing shares of the Fund will be provided by FUNB or its affiliates.

  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. If a Distribution Plan is terminated, the Principal Underwriter and EKIS will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances (as defined below).

  Unpaid distribution costs at June 30, 1996 were; $1,069,672 for Class B shares purchased prior to June 1, 1995 (15.61% of net class assets for such Class B shares); $201,443 for Class B shares purchased on or after June 1, 1995 (6.31% of net class assets for such Class B shares); and $1,036,758 for Class C shares (31.6% of net class assets).

  Broker-dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

DISTRIBUTION AGREEMENTS
  The Fund has entered into principal underwriting agreements with the Principal Underwriter (each a "Distribution Agreement") with respect to each class. Pursuant to its Distribution Agreements, the Fund will compensate the Principal Underwriter for its services as distributor at an annual rate that may not exceed .25 of 1% of the Fund's average daily net assets attributable to Class A shares, .75 of 1% of the Fund's average daily net assets attributable to the Class B shares, subject to certain restrictions, and .75 of 1% of the Fund's average daily net assets attributable to the Class C shares.

  The Fund may also make payments under its Distribution Plans, in amounts of up to .25 of 1% of its average daily net assets on an annual basis, attributable to Class A, B and C shares, respectively, to compensate organizations, which may include, among others, the Principal Underwriter and Keystone or their respective affiliates, for services rendered to shareholders and/or the maintenance of shareholder accounts.

  The Fund may not pay any distribution or servicing fees during any fiscal period in excess of NASD limits. Since the Principal Underwriter's compensation under the Distribution Agreements is not directly tied to the expenses incurred by the Principal Underwriter, the amount of compensation received by it under the Distribution Agreements during any year may, subject to certain conditions, be more than its actual expenses and may result in a profit to the Principal Underwriter. Distribution expenses incurred by the Principal Underwriter in one fiscal year that exceed the level of compensation paid to the Principal Underwriter for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

  The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plans that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund ("Advances"). The Principal Underwriter intends to seek full reimbursement for such Advances from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits. If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Distribution Plan.

  In states where the Principal Underwriter is not registered as a broker-dealer, shares of the Fund will only be sold through other broker-dealers or other financial institutions that are registered.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  The Principal Underwriter may, from time to time, provide promotional incentives, including reallowance of up to the entire sales charge, to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, broker-dealers may, from time to time, receive additional cash payments. The Principal Underwriter may also provide written information to those broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD. Broker-dealers to whom substantially the entire sales charge on Class A shares is reallowed may be deemed to be underwriters as that term is defined under the 1933 Act.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to broker-dealers including, from time to time, to First Union Brokerage Services, Inc., an affiliate of Keystone, that satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 1.00% of the value of shares sold by such broker-dealer.

  The Principal Underwriter may also pay a transaction fee (up to the level of payments allowed to broker-dealers for the sale of shares, as described above) to banks and other financial services firms that facilitate transactions in shares of the Fund for their clients.

  State securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state laws.

EFFECTS OF BANKING LAWS
  The Glass-Steagall Act currently limits the ability of depository institutions (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

  The Glass-Steagall Act and other banking laws and regulations also presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations.

  Changes to applicable laws and regulations or future judicial or administrative decisions could prevent Keystone Investments or its affiliates from performing the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a fund by its customers. In such event, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

------------------------------------------------------------------------------
HOW TO BUY SHARES
------------------------------------------------------------------------------

You may purchase shares of the Fund from any broker-dealer that has a selling agreement with the Principal Underwriter. In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send a completed account application. Subsequent investments in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer ("EFT").

  All classes of Fund shares are sold on a continuing basis without a sales load at net asset value, which is expected to be $1.00 per share on each day on which banks in both Boston and New York are open for business. An initial purchase of Fund shares must be at least $1,000. There is no minimum amount for subsequent purchases.

GENERAL
  Broker-dealers, banks and other financial institutions may assist their clients in effecting transactions in the Fund's shares and may charge a fee for these services.

  Orders for the purchase of Fund shares become effective at the next transaction time after monies become available for investment. The Fund's transaction time is the close of trading on the Exchange (currently 4:00 p.m. eastern time.) Investments received before 4:00 p.m. will become effective as of 4:00 p.m. and begin accruing dividends the next business day.

  Your purchase of shares will be confirmed to you and your shares credited to your account at net asset value.

  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

  Shareholder inquiries should be directed to EKSC, the Fund's transfer agent, by calling toll-free -800-343-2898 or writing to EKSC or to the firm from which you received this prospectus.

SUB-ACCOUNTING
  The Fund offers free "sub-accounting" service to banks, brokers, investment advisers and others who have multiple accounts. Multiple accounts may be carried under one master account. Transaction advices and monthly reports are provided for each sub-account individually, and that information also is included in summary master account reports. For information concerning sub-accounting, call EKSC at the telephone number listed above.

------------------------------------------------------------------------------
ALTERNATIVE SALES OPTIONS
------------------------------------------------------------------------------

The Fund offers Class A, B, and C shares:

CLASS A SHARES -- NO LOAD OPTION
  Class A shares are sold without a sales charge at the time of purchase.

CLASS B SHARES -- BACK-END LOAD OPTION
  Class B shares purchased after January 1, 1997, are sold without a sales charge at the time of purchase, but are, with certain exceptions, subject to a CDSC if redeemed during the month of purchase and the 72-month period following the month of purchase. Class B shares purchased after January 1, 1997, that have been outstanding for seven years after the month of purchase, will automatically convert to Class A shares without the imposition of a front-end sales charge or exchange fee.

CLASS C SHARES -- LEVEL LOAD OPTION
  Class C shares purchased after January 1, 1997, are sold without a sales charge at the time of purchase, but are subject to a CDSC if they are redeemed during the month of purchase and the 12-month period following the month of purchase. Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Principal Underwriter.

  Each class of shares, pursuant to its Distribution Plan, pays an annual service fee of 0.25% of the Fund's average daily net assets attributable to that class. In addition to the 0.25% service fee, the Class B and C Distribution Plans provide for the payment of an annual distribution fee of up to 0.75% of the average daily net assets attributable to their respective classes. As a result, income distributions paid by the Fund with respect to Class B and Class C shares will generally be less than those paid with respect to Class A shares.

  In general, three Fund share classes have been established so that investors in each class of any Keystone America Fund who wish to take advantage of the exchange privilege within the Keystone America Fund Family can have a money market fund exchange option available to them. Investors purchasing shares of the Fund without regard to the availability of exchanges should consider Class A shares because there is no distribution fee. (In the event of an exchange for Class A shares of a Keystone America Fund, the applicable front-end sales charge will be imposed.) Investors who wish to have the ability to exchange their shares for Class B or Class C shares of other Keystone America Funds should consider purchasing Class B or Class C shares of the Fund, depending on the amount and intended length of the investment.

  The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more and will not normally accept any purchase of Class C shares in the amount of $500,000 or more.

CLASS A SHARES
  Class A shares are offered at net asset value without an initial sales charge.

CLASS B SHARES
  Class B shares are offered at net asset value, without an initial sales charge. With respect to shares purchased after January 1, 1997, the Fund, with certain exceptions, imposes a CDSC on Class B shares redeemed as follows:

                                                                CDSC
             REDEMPTION TIMING                                IMPOSED
             -----------------                                -------

             Month of purchase and the first twelve-month
               period following the month of purchase .....    5.00%
             Second twelve-month period following the month
               of purchase ................................    4.00%
             Third twelve-month period following the month
               of purchase ................................    3.00%
             Fourth twelve-month period following the month
               of purchase ................................    3.00%
             Fifth twelve-month period following the month
               of purchase ................................    2.00%
             Sixth twelve-month period following the month
               of purchase ................................    1.00%
             No CDSC is imposed on amounts redeemed
               thereafter.

  When imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by the Principal Underwriter or its predecessor. Amounts received by the Principal Underwriter or its predecessor under the Class B Distribution Plans are reduced by CDSCs retained by the Principal Underwriter or its predecessor. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

  Class B shares purchased after January 1, 1997, that have been outstanding for seven years after the month of purchase, will automatically convert to Class A shares (which are subject to a lower Distribution Plan charge) without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to EKSC.) The Class B shares so converted will no longer be subject to the higher distribution expenses and other expenses, if any, borne by Class B shares. Because the net asset value per share of Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interest of such Class B shareholders.

CLASS C SHARES
  Class C shares are offered only through broker-dealers who have special distribution agreements with the Principal Underwriter. Class C shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund imposes a CDSC of 1.00% on shares redeemed during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by the Principal Underwriter or its predecessor. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES
------------------------------------------------------------------------------

Any CDSC imposed upon the redemption of Class A, Class B, or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

  With respect to shares purchased after January 1, 1997, no CDSC is imposed when you redeem amounts derived from (1) increases in the value of shares redeemed above the net cost of such shares; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 12 months after the month of purchase; (4) Class B shares held for more than 72 months after the month of purchase; or (5) Class C shares held for more than one year after the month of purchase. Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

  With respect to Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan (as a whole) redeems substantially all of its assets.

  In addition, no CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old;
(4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Income Plan of up to 1.0% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

  The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, the Principal Underwriter and certain of their affiliates, and to members of the immediate families of such persons; to registered representatives of firms with dealer agreements with the Principal Underwriter; and to a bank or trust company acting as a trustee for a single account. See the statement of additional information.

------------------------------------------------------------------------------
HOW TO REDEEM SHARES
------------------------------------------------------------------------------

You may redeem Fund shares for cash at their net redemption value by writing to the Fund, c/o EKSC, and presenting a properly endorsed share certificate (if certificates have been issued) to the Fund. Your signature(s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephone order will be deposited by wire or EFT only to the bank account designated in your account application.

  You may also redeem your shares through your broker-dealer. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation, it will pay the redemption proceeds, less any applicable CDSC, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fee for this service. Your broker-dealer, however, may charge a service fee.

  The redemption value equals the net asset value per share adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption. A CDSC may be imposed by the Fund at the time of redemption of certain shares as explained in "How to Buy Shares." If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take 15 days or more. Any delay may be avoided by purchasing shares either with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable CDSC (as described above), will be made within seven days thereafter except as discussed herein.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND EKSC'S POLICIES. The Fund or EKSC may waive this requirement or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time.

  If the Fund receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from you and process the order on the day such information is received.

BY CHECK
  If requested, the Fund will establish a checking account for each class of shares held by the shareholder with State Street Bank and Trust Company ("State Street"). Checks may be drawn for $500 or more and may be payable to anyone. When a check is presented to State Street for payment, it will cause the Fund to redeem, at the net asset value next determined, a sufficient number of the shareholder's shares to cover the check. A shareholder thereby receives the daily dividends declared on the shares to be redeemed to cover the check through the day State Street instructs the Fund to redeem them. There is currently no charge to the shareholder for this checking account.

TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone tranactions generally, you must complete the appropriate sections of the Fund's application.

  In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein.

SMALL ACCOUNTS
  Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.

GENERAL
  The checking account described in this prospectus will be subject to State Street's rules and regulations governing checking accounts. If there is an insufficient number of shares in a shareholder's account when a check is presented to State Street for payment, the check will be returned. If a shareholder presents a check on his or her account in person to State Street, it will be treated as a redemption by mail received that day.

  The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees. State Street reserves the right, at any time, to terminate, suspend or change the terms of the offered checking account and to impose fees.

  Except as otherwise noted, neither the Fund, EKSC, nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL"), or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, EKSC, nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that EKSC reasonably believes to be genuine.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

Details on all shareholder services may be obtained from EKSC by writing or by calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  If you have obtained the appropriate prospectus, you may exchange Class A shares of the Fund that were purchased directly for shares of any of the funds in the Keystone Fund Family. This exchange privilege may be restricted for shareholders wishing to exchange Class A Fund shares that the shareholder acquired in a prior exchange transaction using shares of any fund in the Keystone Fund Family.

  A Fund shareholder exchanging into any such Keystone fund acquires his or her shares subject to the sales charges, CDSCs or other fees imposed by the new fund as they may apply.

  In addition, you may exchange shares of the Fund for shares of Keystone America Funds as follows:

    Class A shares may be exchanged for Class A shares of other Keystone America Funds;

    Class B shares may be exchanged for the same type of Class B shares of other Keystone America Funds; and

    Class C shares may be exchanged for Class C shares of other Keystone America Funds.

  The exchange of Class B shares and Class C shares will not be subject to a CDSC. However, if the shares being tendered for exchange are

  (1) Class A shares acquired without a front-end sales charge,

  (2) Class B shares that have been held for less than 72 months, or

  (3) Class C shares that have been held for less than one year,

and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction.

  You may exchange shares for another Keystone fund by calling or writing to EKSC or by using KARL. As noted above, if the shares being tendered for exchange are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to charge for exchanges.

  Orders for exchanges received by the Fund prior to 4:00 p.m. eastern time on any day the Fund is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

AUTOMATIC INVESTMENT PLAN
  With a Keystone Automatic Investment Plan, you can automatically transfer as little as $25 per month or $75 per quarter from your bank account or the Fund to the Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.

  To establish or terminate an Automatic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call EKSC. Please include your account numbers. Termination may take up to 30 days.

RETIREMENT PLANS
  The Fund has various retirement plans available to you, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans
(SEPs); Salary Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans; 403(b)
(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.

SYSTEMATIC INCOME PLAN
  Under a Systematic Income Plan, if your account has a value of at least $10,000, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Systematic Income Plan was opened. Fixed withdrawal payments are not subject to a CDSC. Excessive withdrawals may decrease or deplete the value of your account. Moreover, because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of the Fund's shares while participating in a Systematic Income Plan.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Keystone America Fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must establish an account in a Keystone America Fund or a money market fund managed or advised by Keystone. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

  If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent. See Exhibit A -- "Reduced Sales Charges" at the back of the prospectus.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any class of Keystone America Fund shares you may own automatically invested to purchase the same class of shares of any other Keystone America Fund. You may select this service on your application and indicate the Keystone America Fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent. See Exhibit A -- "Reduced Sales Charges" at the back of the prospectus.

OTHER SERVICES
  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.

------------------------------------------------------------------------------
PERFORMANCE DATA
------------------------------------------------------------------------------

From time to time, the Fund may advertise "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME.

  The "yield" of a class refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. See the statement of additional information for more complete information concerning performance calculations.

  The Fund may also include comparative performance information for each class of shares in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation and Ibbotson Associates or other industry publications.

------------------------------------------------------------------------------
FUND SHARES
------------------------------------------------------------------------------

The Fund currently issues Class A, B, and C shares, which participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses from time to time, are borne solely by each class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan; (3) each class has different exchange privileges; and (4) each class has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.

  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust, as Supplemented (the "Declaration of Trust") and under the 1940 Act. As provided in the Fund's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee.

  The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

------------------------------------------------------------------------------
                      ADDITIONAL INVESTMENT INFORMATION
------------------------------------------------------------------------------
  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

COMMERCIAL PAPER
  The Fund's investments in commercial paper are limited to those rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch. These are the highest ratings assigned by such rating services.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

ILLIQUID SECURITIES
  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board of Trustees monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.

MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amount borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice) and to resell the note at any time to a third party. Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Fund's Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes typically are not rated by credit rating agencies. Unless rated, the Fund will invest in them only if, at the time of investment, the issuer meets the criteria established for commercial paper.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must be required to maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund intends only to enter into repurchase agreements which provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price.

"WHEN ISSUED" SECURITIES
  The Fund may also purchase and sell securities on a when issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of purchase. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments may be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

                          CERTIFICATE OF RESOLUTIONS
INSTRUCTIONS: Please fill in all information requested. Any change in the information must be made by a new Certificate of Resolutions.

1. VOTED: That STATE STREET BANK AND TRUST COMPANY, Boston, Massachusetts ("State Street"), its successors or assigns, be and hereby is designated a depository of this corporation or business trust, and is authorized and directed to pay and to charge to the account of this corporation or business trust without limit as to amount and without inquiry as to circumstance of issue or disposition of the proceeds, even if drawn or endorsed to any signing or endorsing officer or other officer of this corporation or business trust or tendered in payment of the individual obligation of any such officer or for his credit or for deposit to his personal account, any and all checks, drafts, notes, bills of exchange, or other orders for the payment of money upon State Street, its successors or assigns, or payable at the office thereof and signed on behalf of this corporation or business trust by any ------------ of its following officers, to wit (insert titles of officers rather than their names):
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

2. VOTED: That ---------------------------- is hereby authorized from time to
                        (Title)
   time (a) to complete and execute on behalf of this corporation or business trust one or more applications issued by Keystone Liquid Trust substantially in the form attached to its current prospectus and (b) to designate the bank and account referred to under Paragraph F-2, TELEPHONE REDEMPTIONS of such application.

3. VOTED: That the preceding votes shall remain in full force and effect until terminated by a subsequent vote and until written notice signed by the Secretary (Clerk) of this corporation or business trust of such subsequent vote is delivered in the case of Vote 1 to State Street and in the case of Vote 2 to Keystone Liquid Trust.

   I, ---------------------------, (Secretary) (Clerk) of --------------------
   -------------- , a corporation or business trust organized under the laws of the State of --------------------------------------------------------- ,
   do hereby certify that the above votes were duly adopted by the Board of Directors or Trustees of said corporation or business trust on the -------- day of -------------------- 19 --------, in conformity with its Charter (or Trust Agreement) and By-Laws and are in full force and effect.

   I further certify that the following persons are authorized to act in accordance with the foregoing vote, that the signatures set opposite their names are their true and correct signatures and that they have been duly elected or appointed to the offices in this corporation or business trust, if any, set opposite their names:

--------------------------  -----------------  -------------------------------
           Name                 Signature                 Title

--------------------------  -----------------  -------------------------------
           Name                 Signature                 Title

   In witness whereof, I hereunto set my hand and the seal of said corporation or business trust this --------------------------------------------- day of
   ------------------------------ 19 -------- .
   *Confirmed

------------------------------------------    ---------------------------------
                                                           Secretary
                                                             Clerk
-------------------------------------------------------------
                           (Title)

*If the Secretary, Clerk or other recording officer is authorized to act by the above resolutions, this certificate must be signed by another officer.



Evergreen Keystone
[logo] ----- [logo]
      [FUNDS]
-------------------
Evergreen Keystone Distributor, Inc.
230 Park Avenue
New York, New York 10169

KLT-P Sup. 1/97
12M
540121            [Recycle Symbol]







---------------------------------
             KEYSTONE
     -----------------------



         [GRAPHIC OMITTED]





     -----------------------

             LIQUID
              TRUST
---------------------------------





Evergreen Keystone
[logo] ----- [logo]
      [FUNDS]
-------------------


   PROSPECTUS AND
     APPLICATION

                       STATEMENT OF ADDITIONAL INFORMATION

                              KEYSTONE LIQUID TRUST

                                OCTOBER 31, 1996
                         AS SUPPLEMENTED JANUARY 1, 1997


         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Liquid Trust (the "Fund") dated October 31, 1996, as supplemented. You may obtain a copy of the prospectus from the Fund's principal underwriter, Evergreen Keystone Distributor, Inc., or your broker-dealer. Evergreen Keystone Distributor, Inc. is located at 230 Park Avenue, New York, New York 10169.


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                     Page
The Fund ..........................................................   2
Investment Objective And Policies..................................   2
Investment Restrictions............................................   2
Distributions......................................................   4
Valuation of Securities............................................   4
Brokerage..........................................................   4
Sales Charges......................................................   6
Distribution Plans.................................................   8
Trustees And Officers..............................................  11
Investment Adviser.................................................  14
Principal Underwriter..............................................  16
Sub-administrator..................................................  17
Declaration of Trust...............................................  18
Yield Quotations...................................................  19
Additional Information.............................................  20
Appendix........................................................... A-1
Financial Statements............................................... F-1

--------------------------------------------------------------------------------
                                    THE FUND
--------------------------------------------------------------------------------

         The Fund is an open-end, diversified management investment company. Keystone Investment Management Company ("Keystone") is the Fund's investment adviser. Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD" or the "Principal Underwriter") is the Fund's principal underwriter. Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") is the predecessor to the Principal Underwriter. See "Investment Adviser" and "Principal Underwriter" below.


--------------------------------------------------------------------------------
                        INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

         The Fund's investment objective is to provide shareholders with high current income from short-term money market instruments while emphasizing preservation of capital and maintaining excellent liquidity. The Fund pursues this objective by investing in securities maturing in 397 days or less. See the Appendix to this statement of additional information for descriptions of instruments in which the Fund may invest.


--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(2) more than 50% of the outstanding shares).

         The Fund may not do the following:

         (1) invest more than 25% of its assets in the securities of issuers in any single industry, exclusive of securities issued by banks or securities issued or guaranteed by the United States ("U.S.") government, its agencies or instrumentalities;

         (2) invest more than 5% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer, exclusive of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         (3) invest in more than 10% of the outstanding securities of any one issuer, exclusive of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

         (4) borrow money, except that, in an aggregate amount not to exceed one-third of the Fund's assets, including the amount borrowed, the Fund may (a) borrow money from banks on a temporary basis; or (b) enter into reverse repurchase agreements; amounts borrowed shall be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur;

         (5) pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Fund, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 15% of the Fund's assets;

         (6) make loans, provided that the Fund may purchase money market securities or enter into repurchase agreements;

         (7) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements maturing in more than seven days;

         (8) make investments for the purpose of exercising control over any issuer;

         (9) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

         (10) invest in real estate, other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; except that the Fund may engage in currency or other financial futures contracts and related options transactions;

         (11) purchase any securities on margin;

         (12) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

         (13) invest in securities of issuers, other than agencies and instrumentalities of the U.S. Government, having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities;

         (14) purchase or retain securities of an issuer if those officers or Trustees of the Fund or Keystone who individually own more than 1/2% of the outstanding securities of such issuer, together own more than 5% of the securities of such issuer; and

         (15) act as an underwriter of securities.

         The Fund has no current intention of attempting to increase its net income by borrowing and currently intends to repay any borrowings made in accordance with the fourth investment restriction enumerated above before it makes any additional investments.

NON-FUNDAMENTAL INVESTMENT POLICIES

         The Fund intends to follow policies of the Securities and Exchange Commission (the "Commission") as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to less than 10% of net assets.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in the value of a security or a decrease in Fund assets is not a violation of the limit.


--------------------------------------------------------------------------------
                                  DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund determines and declares dividends from the net income of the Fund as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time for the purpose of pricing Fund shares) on each day that the Exchange is open for trading (or at such other times as the Trustees may determine). The Fund distributes those dividends on the last business day of each month in the form of additional shares at the rate of one share for each $1.00 distributed or, at the election of the shareholder, in cash.


--------------------------------------------------------------------------------
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------

         The Fund values its money market instruments as follows: (1) money market investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and
(2) money market investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. The money market securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at the mean between most recent bid and asked prices or yield equivalent as obtained from dealers that make markets in such securities. Investments for which market quotations are not readily available, or for which the markets establishing the most recent bid and asked prices are closed or inactive, are valued at fair value as determined pursuant to procedures established in good faith by the Fund's Board of Trustees.


--------------------------------------------------------------------------------
                                    BROKERAGE
--------------------------------------------------------------------------------

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

          1.   overall direct net economic result to the Fund;

          2.   the efficiency with which the transaction is effected;

          3. the broker's ability to effect the transaction where a large block is involved;

          4. the broker's readiness to execute potentially difficult transactions in the future;

          5.   the financial strength and stability of the broker; and

          6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information.

         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should the Fund or Keystone receive research and other statistical and factual information from a broker, the Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement (as defined below). Keystone believes that the cost, value and specific application of such information are indeterminable and cannot be practically allocated between the Fund and its other clients who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         Neither the Fund nor Keystone intends on placing securities transactions with any particular broker. The Fund's Board of Trustees has determined, however, that the Fund may consider sales of Fund shares as a factor in the selection of brokers to execute portfolio transactions, subject to the requirements of best execution described above.

BROKERAGE COMMISSIONS

         The Fund expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, the Principal Underwriter, or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Trustees will, from time to time, review the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

         The Fund paid no brokerage commissions for securities transactions during its last three fiscal years.


--------------------------------------------------------------------------------
                                  SALES CHARGES
--------------------------------------------------------------------------------

         The Fund offers three classes of shares that differ primarily with respect to sales charges and distribution fees. As described below, depending upon the class of shares that you purchase, the Fund will impose a contingent deferred sales charge (a "CDSC") when you redeem Fund shares or no sales charges at all. The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans"). If imposed, the Fund deducts CDSCs from the redemption proceeds you would otherwise receive. CDSCs attributable to your shares are, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Principal Underwriter or its predecessor. See the prospectus for additional information on a particular class.

CLASS DISTINCTIONS

Class A Shares
         Class A shares are sold without a sales charge at the time of purchase.

Class B Shares
         The Fund offers Class B shares at net asset value (without an initial sales charge). With respect to Class B shares purchased after January 1, 1997, the Fund charges a CDSC on shares redeemed as follows:

         Redemption Timing                                         CDSC Rate
         -----------------                                         ---------
         Month of purchase and the first twelve-month
              period following the month of purchase ..............   5.00%
         Second twelve-month
              period following the month of purchase ..............   4.00%
         Third twelve-month
              period following the month of purchase ..............   3.00%
         Fourth twelve-month
              period following the month of purchase ..............   3.00%
         Fifth twelve-month
              period following the month of purchase ..............   2.00%
         Sixth twelve-month
              period following the month of purchase ..............   1.00%
         Thereafter ...............................................   0.00%

         Class B shares purchased after January 1, 1997, that have been outstanding for seven years after the month of purchase, will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ("EKSC") the Fund's transfer and dividend disbursing agent.)

Class C Shares
         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Underwriter. The Fund offers Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Fund will charge a CDSC of 1.00%, if you redeem shares purchased after January 1, 1997, during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any CDSC imposed upon the redemption of shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net cost of such shares. Upon request for redemption, the Fund will redeem shares not subject to the CDSC first. Thereafter, the Fund will redeem shares held the longest first.

SHARES THAT ARE NOT SUBJECT TO A SALES CHARGE OR CDSC

Exchanges
         The Fund does not charge a CDSC when you exchange your shares for the shares of the same class of another Keystone America Fund. However, if you are exchanging shares that are still subject to a CDSC, the CDSC will carry over to the shares you acquire by the exchange. Moreover, the Fund will compute any future CDSC based upon the date you originally purchased the shares you tendered for exchange.

Waiver of Sales Charges
         Shares of the Fund may be sold, to the extent permitted by applicable law, regulations, interpretations, or exemptions, at net asset value without the imposition of an initial sales charge to (1) certain Directors, Trustees, officers, full-time employees or sales representatives of the Fund, Keystone, the Principal Underwriter, and certain of their affiliates who have been such for not less than ninety days, and to members of the immediate families of such persons; (2) a pension and profit-sharing plan established by such companies, their subsidiaries and affiliates, for the benefit of their Directors, Trustees, officers, full-time employees, and sales representatives; or (3) a registered representative of a firm with a dealer agreement with the Principal Underwriter; provided, however, that all such sales are made upon the written assurance that the purchase is made for investment purposes and that the securities will not be resold except through redemption by the Fund.

         No initial sales charge or CDSC is imposed on purchases or redemptions of shares of the Fund by a bank or trust company in a single account in the name of such bank or trust company as trustee, if the initial investment in shares of the Fund or any fund in the Keystone Investments Family of Funds, purchased pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1.00% of the amount invested.

         With respect to Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets.

         In addition, no CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of an account having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Income Plan of up to 1.0% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


--------------------------------------------------------------------------------
                               DISTRIBUTION PLANS
--------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1 (a "Distribution Plan").

         The Fund's Class A, B, and C Distribution Plans have been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Distribution Plans or any agreement related thereto (the "Independent Trustees").

         The NASD limits the amount that the Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any CDSCs paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

CLASS A DISTRIBUTION PLAN

         The Class A Distribution Plan provides that the Fund may expend daily amounts at an annual rate, which is currently limited to 0.25% of the Fund's average daily net asset value attributable to Class A shares, to finance any activity that is primarily intended to result in the sale of Class A shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter of the Fund to enable the Principal Underwriter to pay or to have paid to others who sell Class A shares a service or other fee, at any such intervals as the Principal Underwriter may determine, in respect of Class A shares maintained by any such recipient and outstanding on the books of the Fund for specified periods.

         Amounts paid by the Fund under the Class A Distribution Plan are currently used to pay others, such as broker-dealers, service fees at an annual rate of up to 0.25% of the average net asset value of Class A shares maintained by such others and outstanding on the books of the Fund for specified periods.

CLASS B DISTRIBUTION PLANS

         The Class B Distribution Plans provide that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class B shares to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter and/or its predecessor. Payments are made to the Principal Underwriter (1) to enable the Principal Underwriter to pay to others (broker-dealers) commissions in respect of Class B shares sold since inception of a Distribution Plan; (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class B shares maintained by any such recipient and outstanding on the books of the Fund for specified periods; and (3) as interest.

         The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold. The broker-dealer or other party may also receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient and outstanding on the books of the Fund for specified periods.

         The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plans that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund ("Advances"). The Principal Underwriter intends to seek full reimbursement of such Advances from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits. If the Fund's Independent Trustees authorize such reimbursements of Advances, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Class B Distribution Plans.

         In connection with financing its distribution costs, including commission advances to broker-dealers and others, EKIS, the predecessor to the Principal Underwriter sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the period beginning approximately June 1, 1995 through November 30, 1996. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plans, the Fund may be subject to adverse distribution consequences.

         The financing of payments made by the Principal Underwriter to compensate broker-dealers or other persons for distributing shares of the Fund will be provided by FUNB or its affiliates.

CLASS C DISTRIBUTION PLAN

         The Class C Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class C shares to finance any activity that is primarily intended to result in the sale of Class C shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter and/or its predecessor. Payments are made to the Principal Underwriter (1) to enable the Principal Underwriter to pay to others (broker-dealers) commissions in respect of Class C shares sold since inception of the Distribution Plan; (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class C shares maintained by any such recipient and outstanding on the books of the Fund for specified periods; and (3) as interest.

         The Principal Underwriter generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, broker-dealers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25%, respectively, of the average daily net asset value of each Class C share maintained by the recipient and outstanding on the books of the Fund for specified periods.

DISTRIBUTION PLANS - GENERAL

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limits specified above. The amounts and purposes of expenditures under a Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the implementation or operation of a Distribution Plan, and may also require that total expenditures by the Fund under a Distribution Plan be kept within limits lower than the maximum amount permitted by such Distribution Plan as stated above.

         Each of the Distribution Plans may be terminated at any time by a vote of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the respective class of Fund shares. If the Class B Distribution Plan is terminated, the Principal Underwriter and EKIS will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such Advances.

         Any change in a Distribution Plan that would materially increase the distribution expenses of the Fund provided for in a Distribution Plan requires shareholder approval. Otherwise, a Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on each amendment.

         While a Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plans have benefited the Fund.

         During the year ended June 30, 1996, the Fund paid EKIS Underwriter $148,564, $77,113, $25,876 and $27,202 in jDistribution Plan fees for Class A shares, Class B shares sold prior to June 1, 1995, Class B shares sold on or after June 1, 1995 and Class C Shares, respectively, which represented 0.06%, 0.89%, 0.30% and 1.00%, respectively, of the average net assedts of each Class.



--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

FREDERICK AMLING:          Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Professor, Finance Department, George Washington
                           University; President, Amling & Company (investment advice); and former Member, Board of Advisers, Credito Emilano (banking).

LAURENCE B. ASHKIN:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of all the Evergreen funds other than Evergreen Investment Trust; real estate developer and construction consultant; and President of Centrum
                           Equities and Centrum Properties, Inc.

CHARLES A. AUSTIN III:     Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Investment Counselor to Appleton Partners, Inc.; and former Managing Director, Seaward Management
                           Corporation (investment advice).

FOSTER BAM:                Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of all the Evergreen funds other than Evergreen Investment Trust; Partner in the law firm of Cummings & Lockwood; Director, Symmetrix, Inc.
                           (sulphur company) and Pet Practice, Inc. (veterinary services); and former Director, Chartwell Group Ltd.
                           (Manufacturer of office furnishings and accessories), Waste Disposal Equipment Acquisition Corporation and
                           Rehabilitation Corporation of America (rehabilitation hospitals).

*GEORGE S. BISSELL:        Chairman of the Board, Chief Executive Officer and
                           Trustee of the Fund; Chairman of the Board, Chief
                           Executive Officer and Trustee or Director of all other funds in the Keystone Investments Families of Funds; Chairman of the Board and Trustee of Anatolia
                           College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone; and former Chairman of the Board, Director and Chief
                           Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Principal, Padanaram Associates, Inc.; and former
                           Executive Director, Coalition of Essential Schools,
                           Brown University.

CHARLES F. CHAPIN:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD:            Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee, Treasurer and Chairman of the Finance
                           Committee, Cambridge College; Chairman Emeritus and
                           Director, American Institute of Food and Wine;
                           Chairman and President, Oldways Preservation and
                           Exchange Trust (education); former Chairman of the
                           Board, Director, and Executive Vice President, The
                           London Harness Company; former Managing Partner,
                           Roscommon Capital Corp.; former Chief Executive
                           Officer, Gifford Gifts of Fine Foods; former
                           Chairman, Gifford, Drescher & Associates
                           (environmental consulting); and former Director,
                           Keystone Investments and Keystone.

JAMES S. HOWELL:           Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Chairman and Trustee of the Evergreen funds; former
                           Chairman of the Distribution Foundation for the Carolinas; and former Vice President of Lance Inc.
                           (food manufacturing).

LEROY KEITH, JR.:          Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Chairman of the Board and Chief Executive Officer,
                           Carson Products Company; Director of Phoenix Total
                           Return Fund and Equifax, Inc.; Trustee of Phoenix
                           Series Fund, Phoenix Multi-Portfolio Fund, and The
                           Phoenix Big Edge Series Fund; and former President,
                           Morehouse College.

F. RAY KEYSER, JR.:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Chairman and Of Counsel, Keyser, Crowley & Meub,
                           P.C.; Member, Governor's (VT) Council of Economic
                           Advisers; Chairman of the Board and Director, Central
                           Vermont Public Service Corporation and Lahey
                           Hitchcock Clinic; Director, Vermont Yankee Nuclear
                           Power Corporation, Grand Trunk Corporation, Grand
                           Trunk Western Railroad, Union Mutual Fire Insurance
                           Company, New England Guaranty Insurance Company,
                           Inc., and the Investment Company Institute; former
                           Director and President, Associated Industries of
                           Vermont; former Director of Keystone, Central Vermont
                           Railway, Inc., S.K.I. Ltd., and Arrow Financial
                           Corp.; and former Director and Chairman of the Board, Proctor Bank and Green Mountain Bank.

GERALD M. MCDONELL:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of the Evergreen funds; and Sales
                           Representative with Nucor-Yamoto, Inc. (Steel producer).

THOMAS L. MCVERRY:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of the Evergreen funds; former Vice President and Director of Rexham Corporation; and former
                           Director of Carolina Cooperative Federal Credit
                           Union.

*WILLIAM WALT PETTIT:      Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of the Evergreen funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:       Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Vice Chair and former Executive Vice President, DHR
                           International, Inc. (executive recruitment); former
                           Senior Vice President, Boyden International Inc.
                           (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411
                           International, Inc., and J& M Cumming Paper Co.

RUSSELL A. SALTON, III MD: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; Medical Director, U.S. Health Care/Aetna Health Services; and former Managed Health Care Consultant; former President, Primary Physician Care.

MICHAEL S. SCOFIELD:       Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of the Evergreen funds; and Attorney, Law
                           Offices of Michael S. Scofield.

RICHARD J. SHIMA:          Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Chairman, Environmental Warranty, Inc. (Insurance agency); Executive Consultant, Drake Beam Morin, Inc.
                           (executive outplacement); Director of Connecticut
                           Natural Gas Corporation, Hartford Hospital, Old State
                           House Association, Middlesex Mutual Assurance
                           Company, and Enhance Financial Services, Inc.;
                           Chairman, Board of Trustees, Hartford Graduate
                           Center; Trustee, Greater Hartford YMCA; former
                           Director, Vice Chairman and Chief Investment Officer,
                           The Travelers Corporation; former Trustee,
                           Kingswood-Oxford School; and former Managing Director and Consultant, Russell Miller, Inc.

*ANDREW J. SIMONS:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky
                           & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University School of Law; Adjunct Professor of Law, Touro College
                           School of Law; and former President, Nassau County
                           Bar Association.

JOHN J. PILEGGI:           President and Treasurer of the Fund; President and
                           Treasurer of all other funds in the Keystone
                           Investments Families of Funds; President and
                           Treasurer of the Evergreen funds; Senior Managing
                           Director, Furman Selz LLC since 1992; Managing
                           Director from 1984 to 1992; 230 Park Avenue, Suite
                           910, New York, NY.

GEORGE O. MARTINEZ:        Secretary of the Fund; Secretary of all other funds
                           in the Keystone Investments Families of Funds; Senior
                           Vice President and Director of Administration and
                           Regulatory Services, BISYS Fund Services; 3435
                           Stelzer Road, Columbus, Ohio.

* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

         Mr. Bissell is deemed an "interested person" of the Fund by virtue of his ownership of stock of First Union Corporation ("First Union"), of which Keystone is an indirect wholly-owned subsidiary. See "Investment Adviser." Mr. Pettit and Mr. Simons may each be deemed an "interested person" as a result of certain legal services rendered to a subsidiary of First Union by their respective law firms, Holcomb and Pettit, P.A. and Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C. As of the date hereof, Mr. Pettit and Mr. Simons are each applying for an exemption from the SEC which would allow them to retain their status as an Independent Trustee.

         After the transfer of EKD and its related mutual fund distribution and administration business to BISYS, it is expected that all of the officers of the Fund will be officers and/or employees of BISYS. See "Sub-administrator."

         During the fiscal year ended June 30, 1996, no Trustee or officer received any direct remuneration from the Fund. Annual retainers and meeting fees paid by all funds in the Keystone Investments Families of Funds (which includes more than thirty mutual funds) for the calendar year ended December 31, 1995 totaled approximately $450,716. As of September 30, 1996, the Trustees and officers beneficially owned less than 1% of the Fund's then outstanding Class A, Class B and Class C shares, respectively.

         Except as set forth above, the address of all of the Fund's Trustees and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


--------------------------------------------------------------------------------
                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

         Subject to the general supervision of the Fund's Board of Trustees, Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, provides investment advice, management and administrative services to the Fund. Keystone, organized in 1932, is a wholly-owned subsidiary of Keystone Investments, 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         On December 11, 1996, the predecessor corporation to Keystone Investments and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by FUNB, a wholly-owned subsidiary of First Union Corporation ("First Union"). The predecessor corporation to Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, a wholly-owned subsidiary of Furman Selz LLC ("Furman Selz"). The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996. As a result of the above transactions, Keystone Management, Inc. ("Keystone Management"), which prior to the Acquisition acted as investment manager to the Fund, no longer acts as such to the Fund. Keystone currently provides the Fund with all the services that may previously have been provided by Keystone Management. The fee rate paid by the Fund for the services provided by Keystone and its affiliates has not changed as a result of the Acquisition.

         Keystone Investments and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, together with Lieber & Company and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Trustees, Keystone furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. Keystone pays for all of the expenses incurred in connection with the provision of its services.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by Keystone, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws;
(11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Fund on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of the Fund.

         The Fund pays Keystone a fee for its services at the annual rate of:

         (1) 0.50% of the average daily value of the net assets of the Fund on the first $500,000,000 of such assets; plus

         (2) 0.45% of the average daily value of the net assets of the Fund on such assets which exceed $500,000,000 and are less than $1,000,000,000; plus

         (3) 0.40% of the average daily value of the net assets of the Fund on such assets which are $1,000,000,000 or more.

         Keystone's fee is computed as of the close of business each business day and payable daily.

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Fund or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         During the fiscal year ended June 30, 1994, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $1,407,708, which represented 0.50% of the Fund's average net assets. Of such amount paid to Keystone Management, $1,196,552 was paid to Keystone for its services to the Fund.

         During the fiscal year ended June 30, 1995, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $1,923,870, which represented 0.50% of the Fund's average net assets. Of such amount paid to Keystone Management, $1,635,290 was paid to Keystone for its services to the Fund.

         During the fiscal year ended June 30, 1996, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $1,359,239, which represented 0.50% of the Fund's average net assets. Of such amount paid to Keystone Management, $1,155,353 was paid to Keystone for its services to the Fund.


--------------------------------------------------------------------------------
                              PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

         The Fund has entered into Principal Underwriting Agreements (each an "Underwriting Agreement") with EKD with respect to each class. EKD, which is not affiliated with First Union, replaces EKIS as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or the Principal Underwriter in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by the Principal Underwriter for the provision of certain marketing support services to the Principal Underwriter at an annual rate of up to .75% of the average daily net assets of the Fund, subject to certain restrictions.

         The Principal Underwriter, as agent, has agreed to use its best efforts to find purchasers for the shares. The Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreements provide that the Principal Underwriter will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. The Principal Underwriter or EKIS, its predecessor, may receive payments from the Fund pursuant to the Fund's Distribution Plans.

         All subscriptions and sales of shares by the Principal Underwriter are at the public offering price of the shares, which is determined in accordance with the provisions of the Fund's Declaration of Trust, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreements, the Fund is not liable to anyone for failure to accept any order.

         The Fund has agreed under the Underwriting Agreements to pay all expenses in connection with the registration of its shares with the SEC and auditing and filing fees in connection with the registration of its shares under the various state "blue-sky" laws.

         The Principal Underwriter has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Principal Underwriter has also agreed that it will indemnify and hold harmless the Fund and each person who has been, is, or may be a Trustee or officer of the Fund against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Principal Underwriter or any other person for whose acts the Principal Underwriter is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.

         Each Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Fund's Independent Trustees, and (ii) by vote of a majority of the Fund's Trustees, in each case, cast in person at a meeting called for that purpose.

         Each Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. Each Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Principal Underwriter's judgment, it could benefit the sales of Fund shares, the Principal Underwriter may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and Fund data files.


--------------------------------------------------------------------------------
                                SUB-ADMINISTRATOR
--------------------------------------------------------------------------------

         Furman Selz provides officers and certain administrative services to the Fund pursuant to a sub-administration agreement. For its services under that agreement Furman Selz will receive from Keystone an annual fee at the maximum annual rate of .01% of the average daily net assets of the Fund. Furman Selz is located at 230 Park Avenue, New York, New York 10169.

         It is expected that on or about January 2, 1997, Furman Selz will transfer EKD, and its related mutual fund distribution and administration business, to BISYS Group, Inc. ("BISYS"). At that time, BISYS will succeed as sub-administrator for the Fund. It is not expected that the acquisition of the mutual fund distribution and administration business by BISYS will affect the services currently provided by EKD or Furman Selz.


--------------------------------------------------------------------------------
                              DECLARATION OF TRUST
--------------------------------------------------------------------------------

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated May 22, 1975, as amended and restated on December 1, 1985 (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. This summary is qualified in its entirety by reference to the Declaration of Trust.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. If, the Fund were held to be a partnership, the possibility of Fund shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS

         No meetings of shareholders for the purpose of electing Trustees will be held, unless required by law or until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders' meeting for election of Trustees.

         The Trustees shall continue to hold office indefinitely unless otherwise required by law and may appoint successor Trustees. Any Trustee may removed from or cease to hold office (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares have equal voting rights except that each class of shares has exclusive voting rights with respect to its Distribution Plan. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all of the Trustees of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

LIMITATIONS OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         The Trustees have absolute and exclusive control over the management and disposition of assets of the Fund and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Fund or promoting the interests of the Fund and the shareholders.


--------------------------------------------------------------------------------
                                YIELD QUOTATIONS
--------------------------------------------------------------------------------

         The current yield of each class of the Fund equals the net change, exclusive of capital changes (all realized and unrealized gains and losses); in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) and carrying the resulting current yield figure to the nearest hundredth of one percent. The determination of net change in account value reflects the value of additional shares purchased with the dividends from the original share and dividends declared on both the original share and any such additional shares and all fees charged to shareholder accounts in proportion to the length of the base period and the average account size of a class.

         If realized and unrealized gains and losses were included in the calculation of the current yield, the current yield of a class of the Fund might vary materially from that reported in advertisements.

         For the seven day period ended June 30, 1996, the current yields of Class A, Class B and Class C shares were 4.50%, 3.61%, and 3.61%, respectively.

         In addition to the current yield of a class, the Fund may, from time to time, advertise effective yield. The effective yield is calculated by compounding the unannualized base period return by adding 1, raising the sum to a power equal to 365 divided by 7, subtracting 1 from the result and carrying the resulting effective yield figure to the nearest hundredth of one percent.

         For the seven day period ended June 30, 1996, the effective yields of Class A, Class B and Class C shares were 4.60%, 3.67%, and 3.67%, respectively.

         The current and effective yields, as quoted in such advertisements, will be based on information as of a date no more than fourteen days prior to the date of their publication. Each yield will vary depending on market conditions. Principal is not insured. Each yield also depends on the quality, maturity and type of instruments held in the Fund and operating expenses. The advertisements will include, among other things, the length of and the date of the last day in the base period used in computing the quotation.

         The yield of any investment is generally a function of quality and maturity, type of investment and operating expenses. The current yield of a class of the Fund will fluctuate from time to time and is not necessarily representative of future results. In addition, past performance is not a guarantee of future results.

         Current yield information is useful in reviewing the Fund's performance, but because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time. An investor's principal is not guaranteed by the Fund.


--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorized payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act, to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the securities' sale.

GENERAL

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian (the "Custodian") of all securities and cash of the Fund. The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related record keeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the independent auditors for the Fund.

         EKSC, located at 200 Berkeley Street, Boston, Massachusetts 02116, is a wholly-owned subsidiary of Keystone and is the transfer agent and dividend disbursing agent for the Fund.

         As of September 30, 1996, there were no shareholders of record owning 5% or more of the Fund's outstanding Class A and Class B shares.

         As of September 30, 1996, Beacon Council, 80 Southwest 8th Street, Miami, FL 33130 owned 9.01% of the outstanding Class C shares.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information, or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

                            MONEY MARKET INSTRUMENTS

         The Fund's investments in commercial paper will consist of issues rated at the time of investment A-1, by Standard & Poor's Corporation ("S&P"), PRIME-1 OR PRIME-2 by Moody's Investors Service, Inc. ("Moody's") or F-1 OR F-2 by Fitch Investors Service, Inc. ("Fitch").

COMMERCIAL PAPER RATINGS

STANDARD & POOR'S RATINGS

         Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

MOODY'S RATINGS

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

FITCH'S RATINGS

         The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one-to-ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of United States Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the InterAmerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of U.S. banks, including their branches abroad, and of U.S. branches of foreign banks, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and have at least $1 billion in deposits as of the date of their most recently published financial statements.

         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks (except certificates of deposit of certain U.S. branches of foreign banks).

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

SCHEDULE OF INVESTMENTS--June 30, 1996

                                                           Maturity     Principal       Market
                                                              Date       Amount          Value
--------------------------------------------------------     -------    ----------   -------------
CERTIFICATES OF DEPOSIT (17.4%)
  Algemene Bank Nederland NV, Euro CD, 5.08%               07/16/96   $ 5,000,000     $ 4,999,222
  Bayerische Landesbank, Euro CD, 5.41%                    10/29/96     5,000,000       4,996,354
  Bayerische Vereinsbank, Euro CD, 5.35%                   07/05/96     5,000,000       4,999,919
  Bayerische Vereinsbank, Yankee CD, 5.12%                 08/05/96     5,000,000       4,998,157
  Deutsche Bank, Yankee CD, 5.37%                          07/15/96     5,000,000       4,999,933
  Deutsche Bank AG, New York, Yankee CD, 5.62%             01/15/97     5,000,000       4,994,081
  First Alabama Bank, CD, 5.34%                            07/29/96    10,000,000       9,999,346
  NBD Bank NA, CD, 5.35%                                   08/07/96    10,000,000       9,999,992
  Rabobank Nederland NV, Yankee CD, 5.31%                  07/18/96     5,000,000       4,999,562
  Union Bank Switzerland, Euro CD, 5.05%                   07/08/96     5,000,000       4,999,595
--------------------------------------------------------     -------    ----------   -------------
TOTAL CERTIFICATES OF DEPOSIT (Cost--$60,002,903)                                      59,986,161
---------------------------------------------------------------------------------    -------------
COMMERCIAL PAPER (62.7%)
  ABN-AMRO North America Finance Co.                       08/22/96     5,000,000       4,961,000
  American Express Credit Corp.                            07/16/96     5,000,000       4,988,875
  American Express Credit Corp.                            07/17/96     5,000,000       4,988,156
  Ameritech Corp. (b)                                      08/12/96     7,000,000       6,955,900
  Ameritech Corp.                                          08/23/96     8,000,000       7,936,871
  Associates Corp.                                         07/03/96     5,000,000       4,998,533
  Associates Corp. of North America                        07/09/96     5,000,000       4,994,122
  Associates Corp. of North America                        07/12/96     5,000,000       4,991,918
  Bell Atlantic Capital Funding Corp.                      07/01/96     4,815,000       4,815,000
  Bell Atlantic Financial Services, Inc.                   07/26/96    10,000,000       9,962,778
  BellSouth Telecommunications, Inc.                       07/25/96     9,000,000       8,968,320
  BellSouth Telecommunications, Inc.                       08/27/96     5,000,000       4,957,329
  Coca-Cola Co.                                            07/19/96     5,000,000       4,986,750
  Coca-Cola Co.                                            07/22/96    10,000,000       9,968,967
  Commerzbank AG, New York                                 07/08/96     5,000,000       4,994,828
  duPont (E.I.) deNemours & Co.                            07/12/96     5,000,000       4,991,887
  duPont (E.I.) deNemours & Co.                            07/24/96     5,000,000       4,983,006
  duPont (E.I.) deNemours & Co.                            08/15/96     5,000,000       4,966,563
  Emerson Electric Co.                                     07/23/96     5,000,000       4,983,744
  General Electric Co.                                     07/26/96     6,000,000       5,976,681
  General Electric Capital Corp.                           08/13/96     5,000,000       4,967,571
  General Electric Capital Corp.                           01/06/97     5,000,000       4,851,688
  Heinz (H.J.) Co.                                         07/02/96     5,000,000       4,999,267
  Heinz (H.J.) Co.                                         07/18/96     4,500,000       4,488,695
  Heinz (H.J.) Co.                                         07/30/96     5,000,000       4,978,371
  Hewlett Packard Co.                                      07/11/96     5,000,000       4,992,597
  Hewlett Packard Co.                                      07/30/96     5,000,000       4,978,451
  Hewlett Packard Co.                                      08/29/96     4,200,000       4,162,486

                                                                          (continued on next page)


PAGE 4
----------------------
Keystone Liquid Trust
                                                            Maturity     Principal       Market
                                                              Date       Amount          Value
--------------------------------------------------------     -------    ----------   -------------
COMMERCIAL PAPER (continued)
  Kellogg Co.                                              07/31/96   $10,400,000    $ 10,353,633
  Nestle Capital Corp.                                     07/02/96     7,000,000       6,998,973
  Nestle Capital Corp.                                     07/16/96     3,100,000       3,093,141
  Pitney Bowes Credit Corp.                                07/23/96     5,200,000       5,183,285
  Proctor & Gamble Co.                                     07/10/96    10,000,000       9,986,675
  Proctor & Gamble Co.                                     08/28/96     4,500,000       4,460,705
  Unilever Capital Corp. (b)                               07/09/96     5,000,000       4,994,111
  Unilever Capital Corp. (b)                               09/03/96     5,500,000       5,446,711
  Unilever Capital Corp. (b)                               10/15/96     5,000,000       4,919,322
  Wal Mart Stores, Inc.                                    07/01/96     3,825,000       3,825,000
--------------------------------------------------------     -------    ----------   -------------
TOTAL COMMERCIAL PAPER (Cost--$217,073,278)                                           217,051,910
---------------------------------------------------------------------------------    -------------
U.S. GOVERNMENT (AND AGENCY) ISSUES (14.4%)
  FFCB, 5.30%                                              08/01/96     7,000,000       6,999,551
  FHLB Medium Term Notes, 5.82%                            05/01/97     3,000,000       2,997,639
  FHLMC Discount Notes                                     07/03/96    10,000,000       9,997,083
  FHLMC Discount Notes                                     07/15/96     5,000,000       4,989,763
  FHLMC Discount Notes                                     08/05/96     5,000,000       4,974,333
  FHLMC Discount Notes                                     08/22/96     5,000,000       4,961,650
  FNMA Discount Notes                                      08/06/96     5,150,000       5,122,808
  FNMA Discount Notes                                      08/20/96     5,000,000       4,963,056
  FNMA Discount Notes                                      09/10/96     5,000,000       4,947,243
--------------------------------------------------------     -------    ----------   -------------
TOTAL U.S. GOVERNMENT (AND AGENCY) ISSUES (Cost--$49,956,759)                          49,953,126
---------------------------------------------------------------------------------    -------------
                                                                        Maturity
                                                                          Value
--------------------------------------------------------     -------    ----------   -------------
REPURCHASE AGREEMENTS (5.6%)
  Keystone Joint Repurchase Agreement (Investments in
    repurchase agreements, in a joint trading account,
    5.55%, purchased 6/28/96) (c)                          07/01/96   $18,008,325      18,000,000
  State Street Bank & Trust, Co., 5.00%, purchased
    6/28/96 (Collateralized by $1,080,000 U.S. Treasury
    Bond, 10.75%, due 8/15/05)                             07/01/96     1,400,583       1,400,000
--------------------------------------------------------     -------    ----------   -------------
TOTAL REPURCHASE AGREEMENTS (Cost--$19,400,000)                                        19,400,000
---------------------------------------------------------------------------------    -------------
TOTAL INVESTMENTS (COST--$346,432,940) (a)                                            346,391,197
OTHER ASSETS AND LIABILITIES--NET (-0.1%)                                                (268,054)
---------------------------------------------------------------------------------    -------------
NET ASSETS--(100.0%)                                                                 $346,123,143
---------------------------------------------------------------------------------    -------------

PAGE 5
----------------------

SCHEDULE OF INVESTMENTS--June 30, 1996

(a) The cost of investments for federal income tax purposes is identical. Gross unrealized appreciation and depreciation of investments, based on identified tax cost, at June 30, 1996 are as follows:

  Gross unrealized appreciation                    $      0
  Gross unrealized depreciation                     (41,743)
                                                  ---------
  Net unrealized depreciation                      $(41,743)
                                                  =========

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Federal Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 1996.

Legend of Portfolio Abbreviations
FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association

See Notes to Financial Statements.

PAGE 6
----------------------
Keystone Liquid Trust

FINANCIAL HIGHLIGHTS--CLASS A SHARES
(For a share outstanding throughout each year)

                                                               Year Ended June 30,
                                           ----------------------------------------------------------
                                               1996          1995       1994       1993        1992
 ---------------------------------------   ------------     -------    -------    -------   ---------
Net asset value beginning of year            $   1.00      $   1.00   $   1.00   $   1.00    $   1.00
 ---------------------------------------   ------------     -------    -------    -------   ---------
Income from investment operations:
Net investment income                           .0464         .0454      .0235      .0230       .0386
Net realized and unrealized gain (loss)
 on investments                                (.0001)            0          0     (.0001)      .0003
 ---------------------------------------   ------------     -------    -------    -------   ---------
Total from investment operations                .0463         .0454      .0235      .0229       .0389
 ---------------------------------------   ------------     -------    -------    -------   ---------
Less distributions to shareholders             (.0463)       (.0454)    (.0235)    (.0229)     (.0389)
 ---------------------------------------   ------------     -------    -------    -------   ---------
Net asset value end of year                  $   1.00      $   1.00   $   1.00   $   1.00    $   1.00
 ---------------------------------------   ------------     -------    -------    -------   ---------
Total return                                     4.73%         4.63%      2.37%      2.31%       3.96%
Ratios/supplemental data
Ratios to average net assets:
  Net investment   income                        4.66%         4.42%      2.50%      2.29%       3.99%
  Total expenses                                 0.98%(a)      0.92%      1.02%      1.11%       1.10%
Net assets end of year (thousands)           $332,796      $245,308   $398,617   $189,167    $227,115
 ---------------------------------------   ------------     -------    -------    -------   ---------

                                                               Year Ended June 30,
                                           ----------------------------------------------------------
                                               1991          1990       1989       1988        1987
 ---------------------------------------   ------------     -------    -------    -------   ---------
Net asset value beginning of year            $   1.00      $   1.00   $   1.00   $   1.00    $   1.00
 ---------------------------------------   ------------     -------    -------    -------   ---------
Income from investment operations:
Net investment income                           .0634         .0760      .0786      .0597       .0524
Net realized and unrealized gain (loss)
 on investments                                     0             0      .0001     (.0001)          0
 ---------------------------------------   ------------     -------    -------    -------   ---------
Total from investment operations                .0634         .0760      .0787      .0596       .0524
 ---------------------------------------   ------------     -------    -------    -------   ---------
Less distributions to shareholders             (.0634)       (.0760)    (.0787)    (.0596)     (.0524)
 ---------------------------------------   ------------     -------    -------    -------   ---------
Net asset value end of year                  $   1.00      $   1.00   $   1.00   $   1.00    $   1.00
 ---------------------------------------   ------------     -------    -------    -------   ---------
Total return                                     6.47%         7.81%      8.18%      6.31%       5.35%
Ratios/supplemental data
Ratios to average net assets:
  Net investment   income                        6.51%         7.53%      7.88%      5.99%       5.30%
  Total expenses                                 0.92%         1.00%      1.00%      1.00%       1.00%
Net assets end of year (thousands)           $400,597      $406,306   $475,640   $461,032    $375,542
 ---------------------------------------   ------------     -------    -------    -------   ---------

(a) "Ratio of total expenses to average net assets" for the year ended June 30, 1996 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended June 30, 1996, the expense ratio would have been 0.95%.

See Notes to Financial Statements.

PAGE 7
----------------------

FINANCIAL HIGHLIGHTS--CLASS B SHARES
(For a share outstanding throughout each year)

                                                                                      February 1, 1993
                                                       Year Ended June 30,            (Date of Initial
                                                 --------------------------------    Public Offering) to
                                                     1996         1995      1994        June 30, 1993
---------------------------------------------    ------------    ------    ------   --------------------
Net asset value beginning of year                  $  1.00      $  1.00   $  1.00          $  1.00
---------------------------------------------    ------------    ------    ------   --------------------
Income from investment operations:
Net investment income                                .0369        .0362     .0142            .0047
Net realized and unrealized loss on
 investments                                             0            0         0           (.0001)
---------------------------------------------    ------------    ------    ------   --------------------
Total from investment operations                     .0369        .0362     .0142            .0046
---------------------------------------------    ------------    ------    ------   --------------------
Less distributions to shareholders                  (.0369)      (.0362)   (.0142)          (.0046)
---------------------------------------------    ------------    ------    ------   --------------------
Net asset value end of year                        $  1.00      $  1.00   $  1.00          $  1.00
---------------------------------------------    ------------    ------    ------   --------------------
Total return (c)                                      3.76%        3.68%     1.43%            0.46%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                                3.73%        3.66%     1.84%            1.08%(b)
 Total expenses                                       1.91%(a)     1.84%     1.85%            2.15%(b)
Net assets end of year (thousands)                 $10,042      $ 7,281   $11,198          $   241
---------------------------------------------    ------------    ------    ------   --------------------

(a) "Ratio of total expenses to average net assets" for the year ended June 30, 1996 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended June 30, 1996, the expense ratio would have been 1.88%.

(b) Annualized.

(c) Excluding applicable sales charges.

See Notes to Financial Statements.

PAGE 8
----------------------
Keystone Liquid Trust

FINANCIAL HIGHLIGHTS--CLASS C SHARES
(For a share outstanding throughout each year)

                                                                                     February 1, 1993
                                                       Year Ended June 30,           (Date of Initial
                                                 --------------------------------    Public Offering) to
                                                     1996         1995      1994        June 30, 1993
---------------------------------------------    ------------    ------    ------   --------------------
Net asset value beginning of year                  $  1.00      $  1.00   $  1.00          $  1.00
---------------------------------------------    ------------    ------    ------   --------------------
Income from investment operations:
Net investment income                                .0370        .0362     .0142            .0045
Net realized and unrealized loss on
 investments                                        (.0001)           0         0           (.0002)
---------------------------------------------    ------------    ------    ------   --------------------
Total from investment operations                     .0369        .0362     .0142            .0043
---------------------------------------------    ------------    ------    ------   --------------------
Less distributions to shareholders                  (.0369)      (.0362)   (.0142)          (.0043)
---------------------------------------------    ------------    ------    ------   --------------------
Net asset value end of year                        $  1.00      $  1.00   $  1.00          $  1.00
---------------------------------------------    ------------    ------    ------   --------------------
Total return (c)                                      3.75%        3.68%     1.43%            0.43%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                                3.72%        3.52%     1.97%            1.01% (b)
 Total expenses                                       1.94%(a)     1.82%     1.86%            2.09% (b)
Net assets end of year (thousands)                 $ 3,285      $ 4,112   $ 6,599          $    34
---------------------------------------------    ------------    ------    ------   --------------------

(a) "Ratio of total expenses to average net assets" for the year ended June 30, 1996 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended June 30, 1996, the expense ratio would have been 1.91%.

(b) Annualized.

(c) Excluding applicable sales charges.

See Notes to Financial Statements.

PAGE 9
----------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1996

Assets (Note 1)
 Investments at market value
 (identified cost--$346,432,940)               $346,391,197
 Cash                                               147,619
 Receivable for:
  Fund shares sold                                      100
  Interest                                          941,675
 Prepaid expenses and other assets                   56,798
-------------------------------------------    -------------
    Total assets                                347,537,389
-------------------------------------------    -------------
Liabilities (Note 1)
 Payable for:
  Fund shares redeemed                              232,880
  Distributions to shareholders                   1,132,539
 Accrued expenses                                    48,827
-------------------------------------------    -------------
    Total liabilities                             1,414,246
-------------------------------------------    -------------
Net assets                                     $346,123,143
-------------------------------------------    -------------
Net assets represented by (Note 2)
 Class A Shares ($1.00 a share on
  332,795,671  shares outstanding)             $332,795,671
 Class B Shares ($1.00 a share on
  10,042,074  shares outstanding)                10,042,074
 Class C Shares ($1.00 a share on 3,285,398
  shares outstanding)                             3,285,398
-------------------------------------------    -------------
                                               $346,123,143
-------------------------------------------    -------------
Net asset value and offering price per
 share (Class A, B and C)                             $1.00
-------------------------------------------    -------------

STATEMENT OF OPERATIONS
Year Ended June 30, 1996

Investment income (Note 1)
 Interest                                              $15,264,626
--------------------------------------    ---------   ------------
Expenses (Notes 2 and 3)
 Management fees                         $1,359,239
 Transfer agent fees                        759,359
 Accounting, auditing and legal fees         52,723
 Custodian fees                             148,640
 Trustees' fees and expenses                 34,299
 Distribution Plan expenses                 278,755
 Miscellaneous                              149,465
--------------------------------------    ---------   ------------
  Total expenses                          2,782,480
  Less: Expenses paid indirectly
   (Note 3)                                 (81,434)
--------------------------------------    ---------   ------------
 Net expenses                                            2,701,046
--------------------------------------    ---------   ------------
 Net investment income                                  12,563,580
--------------------------------------    ---------   ------------
Net realized and unrealized gain
 (loss) on investments (Note 1)
 Net realized gain on investments                            4,475
 Net change in unrealized
  depreciation on investments                              (39,780)
--------------------------------------    ---------   ------------
Net realized and unrealized loss on
 investments                                               (35,305)
--------------------------------------    ---------   ------------
Net increase in net assets resulting
 from operations                                       $12,528,275
--------------------------------------    ---------   ------------

See Notes to Financial Statements.

PAGE 10
----------------------
Keystone Liquid Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Year Ended June 30,
                                                                                  -----------------------------
                                                                                      1996            1995
------------------------------------------------------------------------------     -----------   --------------
Operations
 Net investment income                                                           $ 12,563,580    $  16,854,349
 Net realized gain (loss) on investments                                                4,475              (71)
 Net change in unrealized depreciation on investments                                 (39,780)            (685)
------------------------------------------------------------------------------     -----------   --------------
  Net increase in net assets resulting from operations                             12,528,275       16,853,593
------------------------------------------------------------------------------     -----------   --------------
Distributions to shareholders (Note 1)
 Class A Shares                                                                   (12,043,595)     (16,168,849)
 Class B Shares                                                                      (383,777)        (435,508)
 Class C Shares                                                                      (100,903)        (249,236)
------------------------------------------------------------------------------     -----------   --------------
  Total distributions to shareholders                                             (12,528,275)     (16,853,593)
------------------------------------------------------------------------------     -----------   --------------
Capital share transactions (Note 2)
 Class A Shares                                                                    87,487,588     (153,308,964)
 Class B Shares                                                                     2,760,515       (3,916,029)
 Class C Shares                                                                      (826,275)      (2,487,651)
------------------------------------------------------------------------------     -----------   --------------
 Net increase (decrease) in net assets resulting from capital share
  transactions                                                                     89,421,828     (159,712,644)
------------------------------------------------------------------------------     -----------   --------------
  Total increase (decrease) in net assets                                          89,421,828     (159,712,644)
Net assets
 Beginning of year                                                                256,701,315      416,413,959
------------------------------------------------------------------------------     -----------   --------------
 End of year                                                                     $346,123,143    $ 256,701,315
------------------------------------------------------------------------------     -----------   --------------

See Notes to Financial Statements.

PAGE 11
----------------------

NOTES TO FINANCIAL STATEMENTS

(1.) Summary of Accounting Policies

Keystone Liquid Trust (the "Fund") is an open-end diversified investment management company for which Keystone Management, Inc. ("KMI") is the Investment Manager and Keystone Investment Management Company ("Keystone") is the Investment Adviser. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a money market mutual fund that seeks high current income from short-term securities while preserving capital and maintaining liquidity.

  The Fund offers Class A, B, and C shares. Class A shares are offered without an initial sales charge. Class B shares are offered without an initial sales charge, although a contingent deferred sales charge may be imposed at the time of redemption, which decreases depending on when the shares were purchased and how long the shares have been held. Class C shares are offered without an initial sales charge, although a contingent deferred sales charge may be imposed on redemptions within one year of purchase. Class C shares are available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company ("KIDC"), the Fund's principal underwriter.

  Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("KII"), a Delaware corporation. KII is a private corporation owned by an investor group consisting predominantly of current and former members of management of Keystone and its affiliates.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

  Valuation of Securities--Money market investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market. Money market investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Money market investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest approximates market.

  Repurchase Agreements--When the Fund enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price) the repurchase price of the securities will generally equal the amount paid by the Fund plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities (collateral) to the Fund whose value will be maintained at an amount not less than the repurchase price. The Fund monitors the value of the collateral on a daily basis, and, if the value of the collateral falls below required levels, the Fund intends to seek additional collateral from the seller or terminate the repurchase agreement. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on disposing of such securities. If bankruptcy proceedings are commenced against the seller under the repurchase agree-

PAGE 12
----------------------
Keystone Liquid Trust

ment, the realization on the collateral may be delayed or limited. Repurchase agreements entered into by the Fund will be limited to transactions with dealers or domestic banks believed to present minimal credit risks, and the Fund will take constructive receipt of all securities underlying repurchase agreements until such agreements expire.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

  Distributions--The Fund declares dividends daily, pays dividends monthly and automatically reinvests such dividends in additional shares at net asset value, unless shareholders request payment in cash. Dividends are declared from the total of net investment income, plus realized and unrealized gain
(loss) on investments.

  Securities Transactions and Investment Income--Secu rities transactions are accounted for no later than one business day after the trade date. Realized gains and losses from securities transactions are computed on the identified cost basis. Interest income is recorded on the accrual basis.

  Federal Income Taxes--The Fund has qualified, and intends to qualify in the future, as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). Thus, the Fund expects to be relieved of any federal income tax liability by distributing all of its net tax basis investment income and net tax basis capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Internal Revenue Code.

(2.) Shares of Beneficial Interest

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Since the Fund sold, redeemed and reinvested shares at $1.00 net asset value, the shares and dollar amount are the same. Transactions in Fund shares were as follows:

                                   Year Ended June 30,
   Class A Shares                 1996             1995
--------------------------    ------------   --------------
Sales                      $ 1,105,810,542    $ 725,781,933
Redemptions                 (1,027,927,276)    (892,973,139)
Reinvestment of
 distributions from
 available sources               9,604,322       13,882,242
--------------------------    ------------   --------------
Net increase (decrease)    $    87,487,588    $(153,308,964)
==========================    ============   ==============

   Class B Shares
--------------------------    ------------   --------------
Sales                      $    31,488,209    $  30,267,166
Redemptions                    (29,034,624)     (34,518,836)
Reinvestment of
 distributions from
 available sources                 306,930          335,641
--------------------------    ------------   --------------
Net increase (decrease)    $     2,760,515    $  (3,916,029)
==========================    ============   ==============

   Class C Shares
--------------------------    ------------   --------------
Sales                      $     7,581,549    $  11,924,336
Redemptions                     (8,502,653)     (14,624,256)
Reinvestment of
 distributions from
 available sources                  94,829          212,269
--------------------------    ------------   --------------
Net decrease               $      (826,275)   $  (2,487,651)
==========================    ============   ==============

PAGE 13
----------------------

  The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

  The Fund's Class A Distribution Plan provides for expenditures, which are currently limited to 0.25% annually of the average daily net asset value of Class A shares, to pay expenses associated with the distribution of Class A shares. Amounts paid by the Fund to KIDC under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by such others.

  The Fund's Class B Distribution Plans provide for expenditures at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses associated with the distribution of Class B shares. For Class B shares sold on or after June 1, 1995, amounts paid by the Fund under such shares' Class B Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase normally equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of such Class B shares, the dealer or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B shares maintained by such others. A contingent deferred sales charge will be imposed, if applicable, on Class B shares purchased on or after June 1, 1995 at rates ranging from a maximum of 5% of amounts redeemed during the first 12 month period from and including the month of purchase to 1% of amounts redeemed during the sixth twelve month period. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares without a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 convert to Class A shares after seven years.

  The Fund's Class C Distribution Plan provides for expenditures at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses associated with the distribution of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share. Beginning approximately 15 months after purchase date, the dealer or other party will receive a commission at an annual rate of 0.75% of the average net asset value (subject to applicable limitations imposed by rules adopted by the National Association of Securities Dealers, Inc.("NASD")) plus service fees at the annual rate of 0.25% of the average net asset value of each Class C share maintained by such others on the Fund's books for specified periods.

  Each of the Distribution Plans may be terminated at any time by a vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, at the discretion of the Board of Trustees, payments to KIDC may continue as compensation for its services which had been earned while the Distribution Plans were in effect.

  During the year ended June 30, 1996, the Fund paid or accrued to KIDC $148,564 under its Class A Distribution Plan. During the year ended June 30, 1996 under its Class B Distribution Plans, the Fund

PAGE 14
----------------------
Keystone Liquid Trust

paid or accrued to KIDC $77,113 for Class B shares sold prior to June 1, 1995 and $25,876 for Class B shares sold on or after June 1, 1995. During the year ended June 30, 1996, the Fund paid or accrued $27,202 under its Class C Distribution Plan.Keystone Liquid Trust

  Under applicable NASD rules, the maximum uncollected amounts for which KIDC may seek payment from the Fund under its Distribution Plans as of June 30, 1996 are $1,069,672 for Class B shares purchased prior to June 1, 1995, $201,443 for Class B shares purchased on or after June 1, 1995, and $1,036,758 for Class C shares.

  Presently, the Fund's class-specific expenses are limited to Distribution Plan expenses incurred by a class of shares pursuant to its Distribution Plan.

(3.) Investment Management Agreement and Other Transactions

Under the terms of the Investment Management Agreement between KMI and the Fund, KMI provides investment management and administrative services to the Fund. In return, KMI is paid a management fee computed and paid daily calculated by applying percentage rates, starting at 0.50%, and declining as net assets increase, to 0.40% per annum, to the net asset value of the Fund. KMI has entered into an Investment Advisory Agreement with Keystone under which Keystone provides investment advisory and management services to the Fund and receives for its services an annual fee representing 85% of the management fee received by KMI.

  During the year ended June 30, 1996, the Fund paid or accrued to KMI investment management and administration services fees of $1,359,239, which represented 0.50% of the Fund's average net assets. Of such amount paid to KMI, $1,155,353 was paid to Keystone for its services to the Fund.

  During the year ended June 30, 1996, the Fund paid or accrued $17,571 to KII as reimbursement for certain accounting services provided to the Fund.

  Keystone Investor Resource Center, Inc. ("KIRC"), a wholly-owned subsidiary of Keystone, is the Fund's transfer and dividend disbursing agent. For the year ended June 30, 1996, the Fund paid or accrued $759,359 to KIRC for transfer agent fees.

  The Fund has entered into an expense offset arrangement with its custodian. For the year ended June 30, 1996, the Fund paid custody fees in the amount of $67,206 and received a credit of $81,434 pursuant to the expense offset arrangement, resulting in a total expense of $148,640. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

  Certain officers and/or Directors of Keystone are also officers and/or Trustees of the Fund. Officers of Keystone and affiliated Trustees receive no compensation directly from the Fund.

------------------------------------------------------------------------------
FEDERAL TAX STATUS--FISCAL 1996 DISTRIBUTIONS (Unaudited)

During the fiscal year ended June 30, 1996, dividends of $0.0463, $0.0369 and $0.0369 per share were paid or are payable to shareholders of Keystone Liquid Trust Class A, B, and C, respectively. All dividends are taxable to shareholders as ordinary income in the year in which received by them or credited to their accounts and are not eligible for the corporate dividend received deduction. In January 1997 we will send you information on the distributions paid during the calendar year to help you in completing your federal tax return.

PAGE 15
----------------------

INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Keystone Liquid Trust

We have audited the accompanying statement of assets and liabilities of Keystone Liquid Trust, including the schedule of investments, as of June 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended for Class A shares, and for each of the years in the three-year period then ended and the period from February 1, 1993 (date of initial public offering) to June 30, 1993 for Class B and Class C shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Liquid Trust as of June 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.


                                                     /S/ KPMG Peat Marwick LLP
                                                         KPMG Peat Marwick LLP
Boston, Massachusetts
July 26, 1996